Segment Reporting	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segment Reporting

2.21 Segment reporting

IFRS 8 establishes standards for the way that public business enterprises report information about operating segments and related disclosures about products and services, geographic areas, and major customers. The Group's operations predominantly relate to providing end-to-end business solutions to enable clients to enhance business performance.

The chief operating decision maker (CODM) evaluates the Group's performance and allocates resources based on an analysis of various performance indicators by business segments. Accordingly, information has been presented along business segments. The accounting principles used in the preparation of the financial statements are consistently applied to record revenue and expenditure in individual segments and are as set out in the accounting policies.

Business segments of the Group are primarily enterprises in Financial Services and Insurance, enterprises in Manufacturing, enterprises in Retail, Consumer Packaged Goods and Logistics, enterprises in the Energy, Utilities, Resources and Services, enterprises in Communication, Telecom OEM and Media, enterprises in Hi-Tech, enterprises in Life Sciences and Healthcare and all other segments. The Financial Services reportable segments has been aggregated to include the Financial Services operating segment and Finacle operating segment because of the similarity of the economic characteristics. All other segments represent the operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services.

Revenue and identifiable operating expenses in relation to segments are categorized based on items that are individually identifiable to that segment. Revenue for 'all other segments' represents revenue generated by Infosys Public Services and revenue generated from customers located in India, Japan and China and other enterprises in Public Services. Allocated expenses of segments include expenses incurred for rendering services from the Group's offshore software development centers and on-site expenses, which are categorized in relation to the associated efforts of the segment. Certain expenses such as depreciation and amortization, which form a significant component of total expenses, are not specifically allocable to specific segments as the underlying assets are used interchangeably. The management believes that it is not practical to provide segment disclosures relating to those costs and expenses, and accordingly these expenses are separately disclosed as "unallocated" and adjusted against the total income of the Group.

Assets and liabilities used in the Group's business are not identified to any of the reportable segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Business segment revenue information is collated based on individual customers invoiced or in relation to which the revenue is otherwise recognized.

Disclosure of revenue by geographic locations is given in Note 2.11 Revenue from operations.

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2025	Financial Services(1)*	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,342	2,609	2,260	2,568	2,980	1,548	1,400	570	19,277
Identifiable operating expenses	3,059	1,293	1,469	1,406	1,911	897	848	354	11,237
Allocated expenses	971	472	396	441	495	270	237	118	3,400
Segment profit	1,312	844	395	721	574	381	315	98	4,640
Unallocable expenses									569
Operating profit									4,071
Other income, net (Refer to Note 2.16)									425
Finance cost (Refer to Note 2.8)									49
Profit before Income taxes									4,447
Income tax expense									1,285
Net profit									3,162
Depreciation and amortization									569
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2024	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,093	2,719	2,173	2,417	2,696	1,498	1,391	575	18,562
Identifiable operating expenses	2,993	1,414	1,337	1,309	1,763	874	811	355	10,856
Allocated expenses	973	473	391	444	423	245	230	128	3,307
Segment profit	1,127	832	445	664	510	379	350	92	4,399
Unallocable expenses									565
Operating profit									3,834
Other income, net (Refer to Note 2.16)									568
Finance cost (Refer to Note 2.8)									56
Profit before Income taxes									4,346
Income tax expense									1,177
Net profit									3,169
Depreciation and amortization									565
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2023	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212
Identifiable operating expenses	3,103	1,352	1,380	1,231	1,551	864	724	348	10,553
Allocated expenses	985	487	401	430	426	242	209	130	3,310
Segment profit	1,346	793	465	639	380	366	318	42	4,349
Unallocable expenses									524
Operating profit									3,825
Other income, net (Refer to Note 2.16)									335
Finance cost (Refer to Note 2.8)									35
Profit before Income taxes									4,125
Income tax expense									1,142
Net profit									2,983
Depreciation and amortization									524
Non-cash expenses other than depreciation and amortization									—

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services.

* Includes impact on account of McCamish cybersecurity incident (Refer to note 2.6.2).

2.21.2 Significant clients

No client individually accounted for more than 10% of the revenues for fiscal 2025, 2024 and 2023.